Related Party Transactions and Balances - Schedule of Due to Related Parties, Current an Non Current (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other payable	[1]	$ 20,726,903	$ 26,414,083
Dividends payable(1)
Dividends payable	[2]	15,788,003	15,758,296
Other payable(2)
Other payable	[1]	20,726,903	26,414,083
Teng Xin [Member]
Related Party Transaction [Line Items]
Due to related parties, current			73,463
Other payable(2)
Due to related parties, current			73,463
Mr. Zhu Jian [Member]
Related Party Transaction [Line Items]
Due to related parties, current			478,880
Other payable	[1]	158,376
Dividends payable(1)
Dividends payable	[2]	6,931,768	6,912,634
Other payable(2)
Due to related parties, current			478,880
Other payable	[1]	158,376
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties, current			552,343
Accounts payable
Due to related parties, current		101,658	552,343
Other payable(2)
Due to related parties, current			552,343
Youshan [Member]
Accounts payable
Due to related parties, current		101,658
Healthy Great [Member]
Dividends payable(1)
Dividends payable	[2]	5,008,185	4,980,486
Mr. Wang Jun [Member]
Dividends payable(1)
Dividends payable	[2]	1,307,479	1,319,451
Smartest Star [Member]
Dividends payable(1)
Dividends payable	[2]	1,118,061	1,111,877
Mr. Tang Jing [Member]
Related Party Transaction [Line Items]
Other payable	[1]		1,447,908
Dividends payable(1)
Dividends payable	[2]	990,274	1,004,003
Other payable(2)
Other payable	[1]		1,447,908
Scenery [Member]
Dividends payable(1)
Dividends payable	[2]	432,236	429,845
Mr. Tang Yuhua [Member]
Related Party Transaction [Line Items]
Other payable	[1]	3,216,747	3,307,089
Other payable(2)
Other payable	[1]	3,216,747	3,307,089
Shi Lin [Member]
Related Party Transaction [Line Items]
Other payable	[1]	1,334,597
Other payable(2)
Other payable	[1]	1,334,597
Mr. Wang Jixiang [Member]
Related Party Transaction [Line Items]
Other payable	[1]	229,180	1,369,435
Other payable(2)
Other payable	[1]	229,180	1,369,435
Ying Tian [Member]
Related Party Transaction [Line Items]
Other payable	[1]		1,596,102
Other payable(2)
Other payable	[1]		1,596,102
Jian Tong [Member]
Related Party Transaction [Line Items]
Other payable	[1]		2,935,253
Other payable(2)
Other payable	[1]		2,935,253
Other Related Party [Member]
Related Party Transaction [Line Items]
Other payable	[1]	4,938,900	10,655,787
Other payable(2)
Other payable	[1]	$ 4,938,900	$ 10,655,787

[1]	As of December 31, 2024, the other payables represented borrowings were interest free and repayable in July 2026.
[2]	As of December 31, 2024, the dividend payable due to shareholders were extended to July 2026. The Company recorded the dividends payable as non-current liabilities.